PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2017	[2]
PROPERTY, PLANT AND EQUIPMENT
Total	$ 2,201		$ 2,528
Less accumulated depreciation	(1,023)		(1,251)
Property, plant, and equipment-net	1,178	[1],[2]	1,277	[1]	$ 1,342	$ 1,264
Depreciation expense	110		99		$ 84
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Total	96		75
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total	214		201
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Total	1,789		1,940
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Total	$ 102		$ 312

[1]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?
[2]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."